As filed with the Securities and Exchange Commission on September 9, 2020

Registration Nos. 2-75503, 811-03364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 173	(X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 173	(X)

GREAT-WEST FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Registrant’s Telephone Number, including Area Code: (866) 831-7129

Jonathan D. Kreider

President & Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

Copies of Communications to:

Ryan L. Logsdon

Vice President, Counsel & Secretary

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

It is proposed that this filing will become effective (check appropriate box)

     X     immediately upon filing pursuant to paragraph (b) of Rule 485 on , pursuant to paragraph (b) of Rule 485

             60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on , pursuant to paragraph (a)(1) of Rule 485

             75 days after filing, pursuant to paragraph (a)(2) of Rule 485 on , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act, Great-West Funds certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwood Village, and State of Colorado on the 9th day of September 2020.

GREAT-WEST FUNDS, INC.
(Registrant)

By:	/s/ Jonathan D. Kreider
Jonathan D. Kreider
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Gail H. Klapper	Director & Chair	September 9, 2020
Gail H. Klapper*

/s/ Stephen G. McConahey	Director	September 9, 2020
Stephen G. McConahey*

/s/ James A. Hillary	Director	September 9, 2020
James A. Hillary*

/s/ R. Timothy Hudner	Director	September 9, 2020
R. Timothy Hudner*

/s/ Steven A. Lake	Director	September 9, 2020
Steven A. Lake*

/s/ Jonathan D. Kreider	Director, President & Chief Executive	September 9, 2020
Jonathan D. Kreider	Officer

/s/ Mary C. Maiers	Chief Financial	September 9, 2020
Mary C. Maiers	Officer & Treasurer

*By:	/s/ Ryan L. Logsdon	September 9, 2020
Ryan L. Logsdon (Attorney-in-fact)

Powers of Attorney for Ms. Klapper and Mr. McConahey are incorporated by reference to Registrant’s Post-Effective Amendment No. 141 to the Registration Statement filed on February 12, 2016 (File No.  2-75503). Powers of Attorney for Messrs. Hillary, Hudner and Lake are incorporated by reference to Registrant’s Post-Effective Amendment No. 144 to the Registration Statement filed on April 28, 2017 (File No. 2-75503).

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase